Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transaction [Line Items]
Schedule of Balances of Amounts Due from Related Parties	As of June 30, 2024 and December 31, 2023, the balances of amounts due from related parties were as follows:
		As of June 30, 2024	As of December 31, 2023
Due from related parties
Bally		$5,172	$5,172
Mr. Shousheng Guo	(2)	-	100,000
Shidong (Suzhou) Investment Co., Ltd.		-	39,437
Mr. Wenwu Zhang	(1)	323,371	330,991
Ms. Chao Liu	(2)	-	141,024
Others		700	700
Total		$329,243	$617,324
(1)	The balance as of June 30, 2024 and December 31, 2023 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

(2)	The staff advance balances as of December 31, 2023 had been repaid as of June 30, 2024.

Schedule of Due to Related Parties	As of June 30, 2024 and December 31, 2023, the balances of amounts due to related parties were as follows:
		As of June 30, 2024	As of December 31, 2023
Due to related parties
Mr. Haiping Hu		-	903,789
Mr. Chenming Qi		-	5,476
Ms. Jing Ji		19,093	19,543
Shanghai Huiyang Investment Co.	(1)	810,177	800,785
Haicheng Shenhe		193,680	451,871
Huatai Zhonghe		-	98,593
Zhongna Times		756,825	-
Zhuhai Investment	(2)	3,977,311	2,183,911
Others		49	197
Total		$5,757,135	$4,464,165
(1)	The balance as of June 30, 2024 and December 31, 2023 mainly represented the loans from Shanghai Huiyang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2024.

(2)	The balance as of June 30, 2024 and December 31, 2023 mainly represented the loans from Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023 and extended to December 31, 2024.

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Balances of Deferred Revenue	As of June 30, 2024 and December 31, 2023, the balances of deferred revenue - related parties were as follows:
		As of June 30, 2024	As of December 31, 2023
Deferred revenue - related parties
Shanghai Huiyang Investment Co.	(1)	$-	$340,850
Total		$-	$340,850
(1)	The balance as of December 31, 2023 represented the advance from the related party for tailored services.